SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		4 Months Ended	6 Months Ended
	Oct. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Significant accounting policies
Initial Public Offering cost	$ 10,534,144
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits for accrued interest and penalties		0	0
Federal depository insurance coverage		$ 250,000	$ 250,000
Class A Common Stock
Significant accounting policies
Shares subject to possible redemption		44,885,287	50,000,000
Initial Public Offering
Significant accounting policies
Initial Public Offering cost		$ 10,534,144
Underwriting fees	10,000,000	10,000,000	$ 10,000,000
Other offering costs	$ 534,144	534,144	$ 534,144
Offering costs		9,988,271
Initial Public Offering | Public warrants
Significant accounting policies
Expensed offering costs on issuance of warrants		545,873
Initial Public Offering | Private Placement Warrants
Significant accounting policies
Expensed offering costs on issuance of warrants		$ 545,873